Summary of Significant Accounting Policies - Components of Receivables, Net (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Receivables	$ 1,478	$ 1,399
Less: allowances	(58)	(52)
Receivables, net	$ 1,420	$ 1,347